RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2019
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Balances outstanding with related parties:
Participating loan interests(1)	$317	$268
Net (payables)/receivables within equity accounted investments	(88)	(26)
Loans and notes receivable(2)	139	54
Receivables and other assets	17	50
Deposit and promissory note from Brookfield Asset Management	(1,320)	(733)
Promissory note from a fund managed by Brookfield Asset Management	(338)	—
Property-specific debt obligations	(218)	(231)
Loans and notes payable and other liabilities	(200)	(50)
Capital securities held by Brookfield Asset Management(3)	—	(420)
Preferred shares held by Brookfield Asset Management	(15)	(15)

(1)	In the second quarter of 2019, the partnership reclassified its participating loan interest to assets held for sale.

(2)
At June 30, 2019, includes $59 million (December 31, 2018 - $54 million) receivable from Brookfield Asset Management upon the earlier of the partnership’s exercise of its option to convert its participating loan interests into direct ownership of the Australian portfolio or the maturity of the participating loan interests.

(3)	During the six months ended June 30, 2019, $420 million of the Brookfield BPY Holdings Inc. Class B Junior Preferred shares, held by Brookfield Asset Management, were redeemed.

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Transactions with related parties:
Commercial property revenue(1)	$7	$5	$13	$10
Management fee income	8	1	16	3
Participating loan interests (including fair value gains, net)	39	14	48	32
Interest expense on debt obligations	13	12	29	20
Interest on capital securities held by Brookfield Asset Management	1	19	8	38
General and administrative expense(2)	37	46	87	96
Construction costs(3)	60	136	262	225

(1)	Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.

(2)
Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, and administrative services.

(3)	Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.